STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Public Offering

On February 9, 2022, the Company entered into an underwriting agreement (the Underwriting Agreement) with Oppenheimer & Co. Inc., who acted as the representative of the several underwriters (the Underwriters), in a firm commitment underwritten public offering (the Offering) pursuant to which, on February 14, 2022, the Company sold to the Underwriters an aggregate of 2,500,000 shares of the Company’s common stock and 2,500,000 warrants (the Offering Warrants and, collectively with the shares of common stock, the Units), each to purchase one share of common stock. The price to the public in the Offering was $6.00 per Unit, before underwriting discounts and commissions. The common stock and the Offering Warrants comprising the Units were immediately separable upon issuance and were issued separately. The Offering Warrants were exercisable immediately, have an exercise price of $6.60 per share and expire on February 14, 2027. The gross proceeds from the Offering were $15,000,000 , before deducting underwriting discounts and commissions and other offering expenses.

Placements of Common Stock

Between March and December 2020, the Company completed a private placement of shares of its common stock (the 2020 Placement). The Company sold 962,387 shares of common stock, at a purchase price of $2.87 per share, for gross proceeds of $2,762,054. The Company paid placement agent fees on the 2020 Placement of $52,256 during fiscal 2021.

In October 2021, the Company sold 30,864 shares of common stock to two officers, its i) chief executive officer and ii) the chairman of the Company’s board of directors (the Board), president, chief financial officer and treasurer, at a purchase price of $8.10 per share, for gross proceeds of approximately $250,000.

During the year ended March 31, 2022, the Company issued to service providers 90,000 shares of common stock with a fair value of approximately $594,400.